Trade Payables - Summary of Trade Payables (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Ericsson's supplier payments program [member]
Trade And Other Receivables [Line Items]
Trade payable relates to supplier invoices	kr 8.3	kr 8.6